Leasing - Schedule of Right for use Asset (Details) - Office building and parking spaces [Member] - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost [Member]
Cost
Balance at beginning	₪ 2,691	₪ 2,691
Additions
Balance at ending	2,691	2,691
Accumulated amortization [Member]
Cost
Balance at beginning	1,740	1,420
Additions	380	320
Balance at ending	2,120	1,740
Amortized Cost [Member]
Cost
Amortized cost	₪ 571	₪ 951